Note 21 - HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 21 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012.

(Dollars in thousands)	2014	2013	2012
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$557	141
Investment in subsidiaries	73,733	88,332
Loans receivable, net	900	1,000
Prepaid expenses and other assets	10	79
Deferred tax asset, net	1,022	931
Total assets	$76,222	90,483
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	$209	4,808
Total liabilities	209	4,808
Serial preferred stock	10,000	26,000
Common stock	91	91
Additional paid-in capital	50,207	51,175
Retained earnings	77,805	72,211
Net unrealized losses on securities available for sale	(418)	(674)
Unearned employee stock ownership plan shares	(2,610)	(2,804)
Treasury stock, at cost, 4,658,323 and 4,704,313 shares	(59,062)	(60,324)
Total stockholders' equity	76,013	85,675
Total liabilities and stockholders' equity	$76,222	90,483
Condensed Statements of Income
Interest income	$1	1	3
Equity income of subsidiaries	7,644	26,792	6,220
Compensation and benefits	(233)	(235)	(227)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(539)	(498)	(513)
Income before income tax expense	6,843	26,030	5,453
Income tax (benefit) expense	(536)	(640)	132
Net income	$7,379	26,670	5,321
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income	$7,379	26,670	5,321
Adjustments to reconcile net income to cash used by operating activities:
Equity income of subsidiaries	(7,644)	(26,792)	(6,220)
Deferred income tax benefit	(92)	(931)	0
Earned employee stock ownership shares priced below original cost	53	(21)	(162)
Stock option compensation	1	4	7
Cancellation of restricted stock awards	0	(119)	0
Amortization of restricted stock awards	240	202	233
Decrease in unearned ESOP shares	194	193	194
(Decrease) increase in accrued expenses and other liabilities	(420)	47	65
Decrease (increase) in other assets	69	(65)	22
Other, net	0	(1)	0
Net cash used by operating activities	(220)	(813)	(540)
Cash flows from investing activities:
Decrease (increase) in loans receivable, net	100	(200)	600
Net cash provided (used) by investing activities	100	(200)	600
Cash flows from financing activities:
Redemption of preferred stock	(16,000)	0	0
Dividends to preferred stockholders	(5,964)	0	0
Dividends received from Bank	22,500	1,000	0
Net cash provided by financing activities	536	1,000	0
Increase (decrease) in cash and cash equivalents	416	(13)	60
Cash and cash equivalents, beginning of year	141	154	94
Cash and cash equivalents, end of year	$557	141	154